Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 50,555	€ 48,056
Carrying amount of intangible assets	21,978	21,407
Other intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	224
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 11,700	11,700
Weighted average amortization period	10 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 2,200	€ 1,200
Weighted average amortization period	18 years